32. Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax And Social Contribution [Abstract]
Income before income tax and social contribution		R$ 4,536,067	R$ 1,880,190	R$ 1,435,516
Combined tax rate		34.00%	34.00%	34.00%
Combined tax rate on income tax and social contribution		R$ (1,542,262)	R$ (639,265)	R$ (488,075)
(Additions)/exclusions:
Unrecognized tax losses and temporary differences		(18,783)	920,745	68,716
Permanent additions and exclusions
Non-deductible expenses for tax purposes		(10,958)	(12,040)	(6,638)
Tax benefit related to interest on shareholders' equity		338,449	288,998	64,597
Tax incentive	[1]	194,161	146,454	112,498
Use of previously unrecognized tax losses				11,176
Other amounts		125,453	(39,981)	36,717
Income before income tax		628,322	1,304,176	287,066
Income tax and social contribution recorded in income for the period		R$ (913,940)	R$ 664,911	R$ (201,009)
Actual rate		20.15%	(35.36%)	14.00%

[1]	As mentioned in Note 24 c.3, for investment subsidies not to be considered within the taxable income, they must be recorded as tax incentive reserves, to be used only to offset losses or increase capital. The Company has tax benefits (SUDENE/SUDAM) which comply with these rules.